Leases - (Lessor) Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Sales-type lease income	$ 2	$ 0
Total Lease Receivable	$ 43	$ 0